Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]
A breakdown of software cost, accumulated amortization, additions, sales and disposals for intangible assets is as follows:

Costs:
Balance as of January 1, 2016	10,776
Additions	3,111
Disposals	(4)
Balance as of December 31, 2016	13,883
Additions	3,370
Disposals	(81)
Balance as of December 31, 2017	17,172
Additions	58
Disposals	(3,315)
Reclassifications	(10)
Balance as of December 31, 2018	13,905

Accumulated amortization:
Balance as of January 1, 2016	10,349
Amortisation for the year	629
Disposals	(4)
Balance as of December 31, 2016	10,974
Amortisation for the year	838
Disposals	(65)
Balance as of December 31, 2017	11,747
Amortisation for the year	1,176
Disposals	(609)
Reclassifications	(42)
Balance as of December 31, 2018	12,272

Carrying amounts as of:
December 31, 2018	1,633
December 31, 2017	5,425
December 31, 2016	2,909